Financial Instruments Financial Instruments - Schedule of Notional Amounts of Outstanding Derivative Positions (Details) (Interest Rate Contract [Member], Not Designated as Hedging Instrument [Member], Cheniere Energy Partners, LP [Member], USD $)
In Millions, unless otherwise specified
	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013 Effective Date August 14, 2012 [Member]	Dec. 31, 2013 Effective Date June 5, 2013 [Member]	Sep. 30, 2014 Maximum [Member]	Dec. 31, 2013 Maximum [Member] Effective Date August 14, 2012 [Member]	Dec. 31, 2013 Maximum [Member] Effective Date June 5, 2013 [Member]
Derivative [Line Items]
Notional Amount of Interest Rate Derivatives	$ 20.0	$ 20.0	$ 0	$ 2,500.0	$ 2,900.0	$ 671.0
Derivative, Effective Date	Aug. 14, 2012	Aug. 14, 2012	Jun. 05, 2013
Derivative, Maturity Date	Jul. 31, 2019	Jul. 31, 2019	May 28, 2020
Derivative, Weighted Average Fixed Interest Rate Paid	1.98%	1.98%	2.05%
Derivative, Variable Interest Rate Received	One-month LIBOR	One-month LIBOR	One-month LIBOR